UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06418

LORD ABBETT MUNICIPAL INCOME TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	12/31/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 97.61%

Corporate-Backed 3.61%
Allegheny Cnty PA Indl Dev Auth Rev	5.50%	11/1/2016	Baa3		$1,500	$1,256,280
Brazos River Auth TX Ref TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	Caa1		2,050	1,663,534
CA Pollutn Ctrl Fing Auth Fing Rev Browning Ferries Indl Inc Ser A	5.80%	12/1/2016	BBB		1,600	1,237,152
Chicago IL O’Hare Intl Arpt Ser B (FSA)	5.00%	1/1/2020	AAA		3,500	3,456,355
Cnty of Nez Perce ID Potlatch Corp Pj	6.00%	10/1/2024	BB		1,000	594,490
Desoto Parish LA Intl Paper Co Pj Ser A AMT	5.00%	11/1/2018	BBB		2,000	1,264,440
Long Beach CA Bd Fin Auth Natural Gas Rev Ser A	5.25%	11/15/2020	A+		500	387,150
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A	5.25%	12/1/2013	BBB+	(a)	750	690,128
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A	5.375%	12/1/2014	BBB+	(a)	1,000	906,260
MI St Strategic Fd Pollutn Ctrl Rev General Motors Corp	6.20%	9/1/2020	Caa3		400	56,064
Mission Econ Dev Corp Rev Wst Mgmt Inc Pj	6.00%	8/1/2020	BBB		2,000	1,734,460
OH St Wtr Dev Auth Solid Wst Allied Wst NA Pj Ser A AMT	5.15%	7/15/2015	BBB		250	193,895
Port Corpus Cristi Auth TX Nueces Cnty Rev	5.65%	12/1/2022	NR		2,000	1,606,900
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.50%	3/1/2018	A		500	481,480
Seminole Tribe FL Spl Oblig Rev Ser A†	5.75%	10/1/2022	BBB		150	92,574
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.25%	12/1/2016	BB		250	195,590
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB		1,000	603,270
Yavapai Cnty Indl Dev Auth AZ Wst Mgmt Inc Pj	4.00%	6/1/2027	BBB		2,000	1,936,460
Total						18,356,482

Education 9.71%
Albany NY Indl Dev Agy Civic Fac Rev St. Peter’s Hosp Pj Ser A	5.00%	11/15/2015	BBB+		250	212,383
Allegheny Cnty Higher Ed Bldg Auth PA Duquesne Univ	5.00%	3/1/2015	A2		1,100	1,179,244
Allegheny Cnty PA Higher Ed Duquesne Univ Ser A (FGIC)	5.00%	3/1/2013	AA		150	160,355
Atlanta GA Dev Auth Edl Facs Science Park LLC Pj	5.00%	7/1/2021	A1		610	600,539
Bulloch Cnty GA Dev Auth Student Hsg Rev Southn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2018	Aa2		500	546,865
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1		1,015	771,522
CA Statewide Cmntys Dev Auth Rev Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2		2,000	1,602,240
CA Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+		1,000	739,220
Carrollton TX Fmrs Bd Indpt Sch Ref Sch Bldg (PSF GTD)	4.50%	2/15/2019	AAA		500	514,705
CT St Hlth & Edl Fac Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-		1,000	1,074,170

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser I (MBIA)	5.00%	7/1/2019	AA	$500	$523,215
Delaware Cnty PA Auth Univ Rev Villanova Univ (FGIC)	5.00%	8/1/2010	AA	200	207,112
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Baylor College Medicine Pj Ser D	5.00%	11/15/2019	A	1,910	1,906,715
IL Edl Facs Auth Revs Northwestern Univ	5.50%	12/1/2013	AAA	300	332,007
IL Fin Auth Rev DePaul Univ	5.00%	10/1/2013	A-	1,225	1,308,900
IL Fin Auth Rev Univ of Chicago Ser B	5.50%	7/1/2021	Aa1	5,000	5,342,750
MA Hlth & Edl Facs Auth Rev Harvard Unic Ser A	5.25%	11/15/2019	AAA	2,850	3,196,987
Marietta GA Dev Auth Rev Life Univ Inc Pj	6.25%	6/15/2020	Ba3	3,000	2,124,450
MI Higher Ed Facs Auth Rev Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,003,339
MI Higher Ed Facs Auth Rev Creative Studies	5.25%	12/1/2018	Baa3	1,120	880,734
Miami-Dade Cnty Edl Facs Auth FL Univ of Miami Ser A	5.25%	4/1/2016	A2	1,000	1,055,290
MN Higher Ed Facs Auth MN St. Benedict College Ser V	5.00%	3/1/2018	Baa1	500	449,465
MO St Hlth & Edl Facs Auth Rev Washington Unvi Ser A	5.25%	3/15/2018	AAA	625	713,469
NC Cap Facs Fin Agy Edl Facs Rev Meredith College	5.375%	6/1/2021	BBB	500	373,150
NY St Dorm Auth Montefiore Med Ctr (FGIC)	5.00%	2/1/2022	AA	2,500	2,376,525
OH St Ref Case Western Reserve Ser C	5.00%	12/1/2015	AA-	3,065	3,340,727
PA St Higher Edl Facs Auth Rev Edinboro Univ	5.00%	7/1/2018	BBB-	250	199,510
PA St Higher Edl Facs Auth Rev Ser AG	5.25%	6/15/2018	Aa3	1,000	1,114,110
PA St Higher Edl Facs Auth Rev Ser AH	5.00%	6/15/2019	Aa3	2,455	2,624,493
PA St Higher Edl Facs Auth Temple Univ (MBIA)	5.00%	4/1/2010	AA	250	257,028
Pierce Cnty WA Sch Dist No 416 White River (FSA)	5.00%	12/1/2015	Aa1	250	280,462
TX St Univ Sys Fing Rev	5.25%	3/15/2019	AA-	5,000	5,428,400
Univ AR Univ Revs Facs Fayetteville Campus (AMBAC)	5.00%	11/1/2014	Aa3	350	387,110
Univ of MN Rev Stadium Debt	5.00%	8/1/2018	AA+	1,000	1,079,630
Univ of TX Rev Ser A	5.25%	8/15/2019	AAA	5,000	5,515,300
Total					49,422,121

General Obligation 18.31%
AL St Pub Sch & College Cap Impt	5.00%	12/1/2022	AA	500	510,060
Arlington TX (FSA)	5.00%	8/15/2011	AAA	325	347,766
Birmingham City AL Cap Impt Ser A (AMBAC)	5.00%	12/1/2018	AA	1,000	1,069,940
CA St	5.00%	8/1/2018	A+	3,000	3,078,000
CA St (FSA)	5.00%	8/1/2016	AAA	2,000	2,107,400
Chesterfield Cnty SC Sch (FSA)	5.375%	3/1/2018	AAA	2,050	2,166,830
Chicago Park Dist IL Ser F (FSA)	5.50%	1/1/2022	AA+	1,750	1,856,260
Cnty of Bexar TX	5.25%	6/15/2020	AA+	3,190	3,373,553
Cnty of Miami-Dade FL Bldg Better Cmntys Pg Ser B	5.25%	7/1/2019	AA-	3,225	3,351,968

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Comwlth of Puerto Rico (FGIC)	5.50%	7/1/2012	BBB-	$1,500	$1,471,290
Comwlth of Puerto Rico Ser A (FSA)	5.00%	7/1/2018	AAA	3,000	2,795,370
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (FSA)	5.50%	12/1/2016	Aa3	1,580	1,762,964
Crawford Central Sch Dist Ser C	5.00%	2/1/2019	A1	1,775	1,897,440
Desert Sands Unif Sch Dist CA Election 2001	5.75%	8/1/2019	AA-	675	756,162
FL St Bd Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016	AAA	1,000	1,041,150
Foothill De Anza CA Cmnty College Dist Ser A (AMBAC)	5.00%	8/1/2017	Aa1	500	538,305
Gloucester Cnty Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,107,230
Hancock Cnty MS Sch Dist (AMBAC)	5.00%	4/15/2010	A3	160	164,982
Hemet CA Univ Sch Dist 2002 Election Ser C (MBIA)	5.00%	8/1/2011	AA	200	211,648
IL St (MBIA)	5.375%	4/1/2016	AA	4,465	5,069,114
Iron Cnty Sch Dist UT Sch Bldg UT Sch Bd Pg GTD	5.00%	1/15/2021	Aaa	1,210	1,265,358
Jackson Pub Sch Dist (FSA)	5.00%	10/1/2018	Aa3	2,655	2,804,609
Jersey City NJ Pub Impt Ser A (MBIA)	5.25%	9/1/2015	AA	250	276,300
KY St Property & Bldgs Commn KY Pj No 89 (FSA)	5.00%	11/1/2014	AAA	2,000	2,175,280
Los Angeles CA Unif Sch Dist Ser A (MBIA)	5.00%	7/1/2018	AA	500	531,405
Luzerne Cnty PA Ser B (FSA)	4.50%	12/15/2014	AAA	1,045	1,129,123
Luzerne Cnty PA Ser B (FSA)	4.50%	12/15/2015	AAA	1,090	1,168,436
Maricopa Cnty AZ Sch Dist No 006 Washington Elem Sch Impt Pj of 2001 Ser B (FSA)	5.00%	7/1/2017	AAA	400	424,992
MD St Loc Facs 2nd Lien Ser A	5.00%	8/1/2015	AAA	1,450	1,642,966
Middlesex Cnty Impt Auth Ref Cnty Open Space Tr Fd GTD	5.00%	9/15/2014	AAA	1,005	1,116,625
Mobile City AL Ser B	5.00%	2/15/2018	AA-	1,000	1,084,410
MS Dev Bank Spl Oblig Rev Jackson	5.50%	1/1/2019	AA-	1,120	1,178,890
MS Dev Bank Spl Oblig Rev Jackson Pub Sch Dist Pj (FSA)	5.25%	4/1/2014	Aa3	2,605	2,904,314
NC Infrastr Fin Corp Cap Impt Ser A (FSA)	5.00%	5/1/2017	AAA	2,000	2,220,920
New York City NY Ser G	5.00%	8/1/2015	AA	1,000	1,069,160
New York City NY Ser I	5.00%	8/1/2015	AA	2,500	2,641,525
NY St Dorm Auth Revs Non St Supp Debt Sch Dist Fing Pg Ser C (FSA)	5.00%	10/1/2020	AAA	475	500,389
NY St Urban Dev Corp(b)	5.00%	12/15/2025	AAA	1,320	1,312,819
NY St Urban Dev Corp(b)	5.00%	12/15/2026	AAA	1,920	1,909,555
NY St Urban Dev Corp(b)	5.00%	12/15/2027	AAA	770	765,811
Philadelphia PA (CIFG)	4.50%	8/1/2012	Baa1	250	249,585
Philadelphia PA Ser A (FSA)	5.00%	12/15/2015	AAA	1,315	1,415,453
Phoenix AZ Ser B	5.00%	7/1/2019	AAA	500	544,685
River Rouge MI Sch Dist (FGIC)	5.00%	5/1/2011	AA	300	319,374
San Bernardino Comnty College Dist CA Election 2002 Ser A	6.00%	8/1/2021	AA-	750	814,185
Suffolk Cnty NY Pub Impt Ser B	5.00%	11/1/2019	AA	2,450	2,636,886
Three Rivers MI Cmnty Schs (FSA)	5.00%	5/1/2017	AAA	500	560,990

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
WA King Cnty Sch Dist No 414 Lake Washington	5.00%	12/1/2019	AA+	$2,500	$2,698,425
WA King Cnty Sch Dist No 414 Lake Washington (FSA)	5.00%	12/1/2016	AAA	4,125	4,627,466
WA St Ser A	5.00%	7/1/2016	AA+	3,100	3,464,467
WA St Ser D (AMBAC)	5.00%	1/1/2017	AA+	3,000	3,219,840
Washoe Cnty NV Sch Dist Ser B (MBIA)	5.00%	6/1/2014	AA	300	332,712
WI St Ser 1 (AMBAC)	5.00%	5/1/2015	AA	4,000	4,442,640
WI St Ser 1 (MBIA)	5.50%	5/1/2014	AA	1,000	1,129,900
Williamson Cnty TX (MBIA)	5.25%	2/15/2018	AA+	500	550,900
Worcester MA Ser A (FSA)	5.25%	10/1/2019	AAA	1,000	1,043,820
Worcester MA Ser A (FSA)	5.25%	10/1/2020	AAA	1,195	1,227,767
Yavapai Cnty Unif Sch Dist No 22 Humboldt AZ Sch Impt Pj of 2006 Ser B (AG)	5.00%	7/1/2018	Aa2	1,070	1,119,348
Total					93,198,762

Healthcare 11.66%
Allegheny Cnty PA Hosp Dev Auth Rev Hlth Sys West PA Ser A	5.00%	11/15/2017	BB	250	169,135
Allegheny Cnty PA Hosp Dev Auth Rev Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	AA-	750	760,635
Allegheny Cnty PA Hosp Dev Auth Rev Univ Pittsburgh Med Ctr Ser B	5.00%	6/15/2013	AA-	1,000	1,017,480
Alton IL St. Anthony’s Hlth Ctr	6.00%	9/1/2010	BB+	945	910,281
CA Hlth Facs Fing Auth CA Catholic Hlthcare West Ser K	5.125%	7/1/2022	A	2,000	1,824,920
CA Hlth Facs Fing Auth Rev Providence Hlth & Svcs Ser C	6.00%	10/1/2020	AA	1,000	1,029,610
CA Hlth Facs Fing Auth Rev Scripps Hlth Ser A	5.50%	10/1/2020	A+	2,000	1,947,580
CA Statewide Cmntys Dev Auth Rev CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1	250	190,888
CA Statewide Cmntys Dev Valleycare Hlth Sys Ser A	4.80%	7/15/2017	NR	250	160,893
Coffee Cnty Hosp Auth Ref Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2019	BBB	550	410,377
CT St Hlth & Edl Fac Auth Quinnipiac Univ Hlth & Ed K1 (MBIA)	5.00%	7/1/2014	AA	1,500	1,639,590
Doylestown PA Hosp Auth Hosp Rev Ser A (AG)	5.00%	7/1/2022	AAA	1,000	849,020
Glynn-Brunswick Mem Hosp Auth Rev Southeast GA Hlth Ser A	4.75%	8/1/2019	A	3,840	3,375,629
Harris Cnty Hlth Facs Dev Corp Mem Hermann Hlthcare Sys A	5.25%	12/1/2014	A	1,415	1,404,317
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+	250	273,997
IL Fin Auth Edward Hosp A Rmkt (AMBAC)	6.00%	2/1/2028	A+	1,400	1,228,388
IL Fin Auth Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AAA	1,000	854,250
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	5.50%	11/15/2013	NR	250	205,730
IL Hlth Facs Auth Rev Loyola Univ Hlth Sys Ser A	5.75%	7/1/2011	Baa2	160	152,334
IN Hlth & Edl Facs Fing Auth Ref St. Francis E Rmkt (FSA)	5.25%	11/1/2022	Aa3	1,000	1,016,130
IN Hlth Fac Fing Auth IN Ascension Hlth A3 Rmkt	5.00%	11/1/2027	Aa2	1,000	1,020,110

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
Iron River Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR	$1,000	$783,780
Kalamazoo Hosp Fin Auth MI Ref Bronson Hosp A Rmkt (FSA)	5.25%	5/15/2014	AAA	2,000	2,103,640
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.375%	4/15/2022	A1	250	247,435
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	5.75%	1/1/2033	BBB-	250	163,473
ME Hlth & Higher Edl Facs Auth Rev Ser A (MBIA)	5.375%	7/1/2018	Aa3	2,700	2,885,355
NC Med Care Commn Rev Univ Hlth Sys Ser E-1	5.75%#	12/01/2036	A+	3,500	3,505,705
NJ Hlth Facs Fing Auth St. Joseph’s Hlthcare Sys Pj	6.00%	7/1/2018	BBB-	3,000	2,365,620
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A+	1,500	1,426,170
NJ Hlthcare Facs Fing Auth Rev Ser A	5.00%	10/1/2015	AA-	1,500	1,622,670
NJ Hlthcare Facs Fing Auth Rev Ser A	5.00%	10/1/2016	AA-	2,000	2,146,960
Northampton Cnty Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.00%	8/15/2019	BBB+	2,000	1,492,740
NY St Dorm Auth Good Samaritan Hosp Med Ctr A (MBIA)	5.75%	7/1/2014	AA	1,500	1,517,595
NY St Dorm Auth Lenox Revs Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba1	1,000	708,140
NY St Dorm Auth Mem Sloan Kettering Sub Ser A2	5.00%	7/1/2014	AA	2,000	2,098,640
NY St Dorm Auth Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	769,600
OH St Higher Edl Fac Commn Rev Cleveland Clinic Hlth Pj Ser A(c)	5.00%	1/1/2015	Aa2	1,000	1,014,970
Philadelphia Hosps & Higher Ed Facs Auth Rev Temple Univ Hosp Pj Ser A	6.625%	11/15/2023	BBB	2,000	1,514,460
SC Jobs Econ Dev Auth Hosp Facs Rev Tuomey (CIFG)	5.00%	11/1/2011	BBB+	250	256,387
Tarrant Cnty Cultural Ed Facs Fin Corp Rev Christus Hlth Ser A (AG)	5.75%	7/1/2018	AAA	3,500	3,553,620
Tarrant Cnty TX Cultural Ed Facs Bruckner Ret Svcs Inc Pj	5.00%	11/15/2011	A-	250	239,712
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,226,597
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,139,125
WI Hlth & Edl Facs Auth Ministry Hlth Rmkt (FSA)	5.00%	8/1/2016	AAA	2,230	2,393,927
WI Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	BBB+	2,000	1,502,940
WV St Hosp Fin Auth WV Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,219,792
Total					59,340,347

Housing 0.22%
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2018	BBB	1,000	839,550
LA St Citizens Ppty Corp Assmt Rev Ser B (AMBAC)	5.00%	6/1/2016	A	300	285,474
Total					1,125,024

Lease Obligations 9.41%
CA St Pub Wks Brd Svcs Richmond Lab B (XLCA)	5.00%	11/1/2017	A	315	314,090
Goodyear Public Impt Corp AZ	6.375%	7/1/2019	AA-	500	555,415

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)
Greenville Cnty SC Sch Dist	5.50%	12/1/2017	AA	$3,000	$3,360,390
Gwinnett Cnty Dev Auth COP Pub Schs Pj (MBIA)	5.25%	1/1/2020	AA+	5,000	5,335,600
IN St Fin Auth Ser A1	5.00%	11/1/2015	AA+	1,000	1,111,390
KY St Property & Bldgs Commn	5.75%	11/1/2019	Aa3	3,425	3,778,734
Montgomery Cnty VA Indl Dev Auth Pub Facs Pjs	5.00%	2/1/2018	AA-	1,000	1,058,240
New York City NY Indl Dev Agy Civic Fac Rev USTA Natl Tennis (FSA)	5.00%	11/15/2018	AAA	400	432,888
NJ Econ Dev Auth Ref Sch Facs Constr Ser W	5.00%	3/1/2013	AA-	1,500	1,596,945
NJ Econ Dev Auth Ref Transn Pj Ser A	5.00%	5/1/2013	AA-	3,500	3,741,920
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2018	AA-	1,425	1,509,830
NJ Sports & Exposition Auth Rev Ser B	5.00%	9/1/2018	AA-	5,000	5,294,100
North Charleston SC COP Convention Ctr Pj	5.00%	10/1/2016	AA-	2,010	2,201,272
North Charleston SC COP Convention Ctr Pj	5.00%	10/1/2017	AA-	2,535	2,741,577
NY St Dorm Auth Revs St Mental Hlth Svcs Facs Pj Ser A (FSA)	5.00%	2/15/2016	AAA	2,775	2,987,787
PA Indl Dev Auth PA Econ Dev	5.00%	7/1/2013	A-	2,000	2,130,380
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	230	208,106
VA College Bldg Auth Rev Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016	Aa1	5,475	6,166,711
VA Pub Bldg Auth Rev Fac Bldg Ser A	5.00%	8/1/2014	AA+	3,000	3,351,240
Total					47,876,615

Other Revenue 7.55%
Baker FL Correctional Dev 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	1,200	925,476
CA St Econ Recovery Ser A (FGIC)	5.25%	7/1/2014	AA	200	218,166
CA St Pub Wks Bd Dept Hlth Dept Corrections & Rehab F (FGIC)	5.25%	11/1/2017	AA	250	262,025
Citizens Ppty Ins Corp FL Sr 2nd High Risk Acct A (MBIA)	5.00%	3/1/2012	AA	350	359,523
FL Hurricane Catastrophe Fd Rev Ser A	5.00%	7/1/2014	AA-	5,000	4,997,600
FL St Dept Envr Protn Preservation Rev FL Forever Ser B (MBIA)	5.00%	7/1/2012	AA	300	318,492
Garza Cnty TX Pub Fac Corp Pj Rev	5.25%	10/1/2017	BBB	1,000	838,250
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2019	BBB	1,600	1,321,232
Houston TX Util Sys Rev Ser A (MBIA)	5.25%	5/15/2017	AA	2,400	2,627,304
LA Pub Facs Auth Rev Cleco Pwr LLC Pj	7.00%#	12/1/2038	Baa1	3,500	3,521,490
Manatee Cnty FL Rev Ref & Impt (AMBAC)	5.00%	10/1/2019	AA-	2,030	2,078,618
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.25%	7/1/2018	NR	250	189,568
MI St Envr (MBIA) (IBC)	5.50%	12/1/2013	AA	100	112,775
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (FGIC)	9.118%#	4/1/2014	AA	200	183,126
Mohave Cnty AZ Indl Dev Auth Rev Mohave Prison LLC Expansion Pj	7.50%	5/1/2019	BBB+	3,000	2,753,670
New York City NY Tr Cultural Res Rev Lincoln Ctr Ser C	5.75%	12/1/2018	A+	2,500	2,685,325
NJ Econ Dev Auth Rev	5.625%	6/15/2019	BBB	3,000	2,600,040

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
NM Fin Auth Rev Sub Lien Pub Pj Revolving Fd Ser C (MBIA)	5.00%	6/15/2015	AA	$2,145	$2,332,945
OR St Dept Admin Svcs (FSA)	5.00%	9/1/2012	AAA	100	109,442
PA Harrisburg Auth Rev Harrisburg Pj (AMBAC)	10.00%#	12/1/2027	AA	2,500	2,500,000
PA St Cumberland Vly Sch Dist (FSA)	5.00%	11/15/2019	Aa3	3,000	3,169,020
Philadelphia PA Auth Indl Dev Rev First Philadelphia Charter Ser A	5.30%	8/15/2017	BBB-	240	196,692
Twp of Baytown MN St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018	NR	1,900	1,578,786
VA Hsg Dev Auth Rev AMT Ser A-5	4.70%	7/1/2017	AAA	2,315	2,176,470
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.00%	12/1/2012	NR	250	227,673
Willacy Cnty TX Loc Govt Corp Rev Pj Ser A-2	6.00%	9/1/2010	NR	180	171,457
Total					38,455,165

Pre-Refunded 1.51%
IL St Toll Hwy Auth Rev Ser A-1 (FSA)	5.00%	1/1/2026	AAA	5,000	5,818,900
Metro Transn Auth NY Transn Facs Svc Contract Ser 8 (MBIA) (IBC)	5.375%	7/1/2021	AAA	520	597,594
Milledgeville & Baldwin Cnty Dev Auth GA College & St Univ Fndtn	5.50%	9/1/2024	AAA	1,000	1,172,820
Willacy Cnty TX Loc Govt Corp Rev Pj	6.00%	3/1/2009	AAA	100	100,791
Total					7,690,105

Special Tax 1.10%
Goodyear AZ Pub Impt Corp Muni Facs Rev Ser A (MBIA)	5.00%	7/1/2022	AA	500	496,125
Kansas City MO Tax Inc Fing Comm Tax Inc Rev Kansas City MO Maincor Pj Ser A	5.25%	3/1/2018	NR	120	92,510
Legends Bay Cmnty Dev Dist FL Cap Impt Rev Ser B	5.50%	5/1/2014	NR	250	174,368
Miami-Dade Cnty FL GTD (FGIC)	5.00%	8/1/2014	AA	1,000	1,079,480
Orange Cnty FL (AMBAC)	5.00%	10/1/2013	A+	1,265	1,347,086
Sparks Loc Impt Dists Ltd Oblig Dist No 3	6.50%	9/1/2020	NR	500	386,190
Sparks Tourism Impt Dist No 1 Rev Ser A†	6.50%	6/15/2020	Ba2	2,000	1,481,700
Tempe AZ Pier Town Lake Impt Dist Ser A	5.00%	1/1/2018	Aa3	500	543,330
Total					5,600,789

Tax Revenue 5.38%
AL Pub Sch & College Auth AL Cap Impt	5.00%	12/1/2016	AA	3,500	3,900,540
Bay Area Infrastr Fing Auth CA St Acceleration Nts (FGIC)	5.00%	8/1/2017	AA	500	514,910
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AAA	635	647,122
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AAA	390	397,445
Dallas Area Rapid Transit(b)	5.00%	12/1/2024	AAA	515	524,831
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AAA	460	468,782
FL St Dept of Envr Protection Rev Ser A (FGIC)	5.00%	7/1/2014	AA	4,000	4,271,000

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tax Revenue (continued)
MI St Trunk Line (FGIC)	5.00%	11/1/2012	AA+	$350	$377,958
New York City NY Transnl Fin Auth Rev Fiscal 2009 Ser S-1	5.00%	7/15/2016	AA-	3,055	3,311,681
NY Loc Govt Assistance Corp Rev Ser C	5.00%	4/1/2016	AAA	5,000	5,536,150
NY New York City Transn Fin Auth Rev Ser B	5.00%	11/1/2016	AAA	5,000	5,487,400
Virgin Islands Pub Fin Auth Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2018	AA	1,000	872,150
Volusia Cnty FL Sub Lien Sales Tax (FSA)	5.00%	10/1/2015	Aa3	1,000	1,070,670
Total					27,380,639

Tobacco 1.06%
Buckeye OH Tob Sttlmnt Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BBB	480	325,786
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A1	5.00%	6/1/2014	BBB	2,500	2,268,800
Tob Sttlmnt Fing Auth Asset Bkd Ser A1	5.50%	6/1/2019	AA-	1,000	1,000,330
Tob Sttlmnt Rev Mgmt Auth SC	5.00%	6/1/2018	BBB	2,000	1,817,400
Total					5,412,316

Transportation 9.39%
Alliance Arpt Auth Inc TX Spl Facs Rev FedEx Corp Pj AMT	4.85%	4/1/2021	BBB	3,000	2,019,240
Camino Real Regl Mobility Auth TX Pass-Thru Toll Transn Rev St Spur 601	5.25%	8/15/2018	A	500	526,600
Clark Cnty NV Arpt Rev Sub Lien Ser A (AMBAC)	5.00%	7/1/2016	Aa3	250	258,673
E-470 Pub Hwy Auth CO Ser D2 (MBIA)	5.00%	9/1/2039	AA	2,000	1,906,460
FL St Tpk Auth Tpk Rev Dept Transn Ser A	5.00%	7/1/2020	Aa2	500	523,850
HI St Hwy Rev	5.00%	1/1/2016	AA+	1,150	1,296,303
KY Tpk Auth Rev Revitalization Pj Ser A	5.00%	7/1/2019	AA+	4,040	4,261,594
MA Bay Transn Auth Rev Ref Sr Ser B	5.25%	7/1/2019	AAA	5,000	5,504,000
Maine Tpk Auth (FSA)	5.00%	7/1/2013	AAA	1,000	1,105,470
Metro Transn Auth NY Ser B	5.00%	11/15/2021	A	500	487,475
Metro WA Arpts Ser A	5.50%	10/1/2014	AA-	3,000	3,026,130
MI St Grant Antic Bds (FSA)	5.25%	9/15/2018	AAA	500	529,650
NJ Econ Dev Auth Rev Transn Pj Ser A	5.00%	5/1/2019	AA-	3,000	3,132,630
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	250	188,080
NJ St Transn Tr Fd Grant Antic Bds Ser A (FGIC)	5.00%	6/15/2017	AA	300	316,962
NJ Transn Tr Fd Auth Rev Transn Sys Ser B (MBIA)	5.50%	12/15/2020	AA	1,000	1,037,220
North TX Twy Auth Rev Ref Sys First Tier Ser A	5.00%	1/1/2012	A2	500	515,360
North TX Twy Auth Rev Ref Sys First Tier Ser G	5.00%#	1/1/2038	A2	2,500	2,529,475
North TX Twy Auth Rev Ser H	5.00%#	1/1/2043	A2	3,000	3,009,510
OH St Rev Ser 2008-1	5.50%	6/15/2020	AA	4,500	4,853,700
OH St Rev Ser 2008-1	5.75%	6/15/2019	AA	1,000	1,116,460
Oklahoma City OK Arpt Tr Ref Jr Lien 29th Ser B (AMBAC)	5.00%	7/1/2017	A+	350	366,502
PA Tpke Commn Rev Ser A (FSA)	5.25%	7/15/2019	AAA	1,270	1,367,917

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
RI St Econ Dev Ser C (AG)	5.00%	7/1/2014	AAA	$1,985	$2,092,905
San Francisco City & Cnty Arpts Commn CA Rev 2nd Ser A-4	6.50%#	5/1/2019	A1	2,500	2,567,050
Triborough NY Bridge & Tunnel Auth Rev Sub Ser D	5.00%	11/15/2014	Aa3	1,000	1,097,660
WI St Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,148,420
Total					47,785,296

Utilities 18.70%
Burke Cnty GA Dev Auth Pollutn Ctrl Rev GA Pwr Co Vogtle 5th Ser	4.375%	10/1/2032	A	500	507,105
CA St Dept of Wtr Res Ser K Pwr Sply	5.00%	5/1/2018	Aa3	4,050	4,262,382
Cape Fear Pub Util Auth NC Wtr & Swr Sys Rev	5.00%	8/1/2018	AA	1,000	1,097,180
Chicago IL Ref Second Lien (FSA)	5.00%	11/1/2013	AAA	1,000	1,082,540
Chicago IL Rev Ser A (BHAC)	5.50%	1/1/2020	AAA	1,250	1,343,462
Dallas TX Wtrwrks & Swr Sys Rev (AMBAC)	5.00%	10/1/2014	AAA	1,000	1,109,640
Dist of Columbia Wtr & Swr Auth Ref Sub Lien Ser A (AG)	5.00%	10/1/2018	AAA	1,000	1,064,150
Enrg Northwest Pj 3 Ser D	5.00%	7/1/2016	Aaa	2,500	2,746,800
Enrg Northwest WA Elec Rev Columbia Generating Ser C	5.00%	7/1/2024	Aaa	1,000	998,920
FL Muni Pwr Agy Rev Ser A	5.00%	10/1/2016	A1	2,170	2,342,992
Fulton Cnty GA (FGIC)	5.00%	1/1/2018	AA	3,000	3,127,500
GA St Muni Elec Auth Rev Pj Sub Ser A	5.00%	1/1/2014	A	1,145	1,206,338
Grand River Dam Auth Rev Ser A (BHAC)	5.00%	6/1/2016	AAA	1,000	1,126,200
Hampton Rds Santn Dist VA	5.00%	4/1/2022	AA+	5,000	5,160,150
HI St Ser DG (AMBAC)	5.00%	7/1/2015	AA	240	264,235
IA Fin Auth Rev Revoliving Fd	5.25%	8/1/2020	AAA	2,500	2,721,475
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (MBIA)	5.00%	7/1/2019	AA	500	511,625
Indianapolis IN Ser C (AG)	5.00%	6/1/2017	AAA	3,140	3,275,491
Intermountain Pwr Agy UT Ser A	5.25%	7/1/2020	A1	1,000	1,011,130
Lansing MI Sew Disp Sys (FGIC)	5.00%	5/1/2014	AA	150	166,355
Long Island Pwr Rev Ser A (FGIC)	5.00%	12/1/2019	AA	3,000	2,952,840
Lower CO River Auth	5.50%	5/15/2014	A1	1,000	1,090,780
Lower CO River Auth	5.50%	5/15/2015	A1	1,200	1,312,788
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Rev Ser A (FSA)	5.25%	1/1/2019	AAA	500	565,105
Miami-Dade FL Rev Ser B (FSA)	5.25%	10/1/2018	AAA	3,000	3,173,160
MN St Muni Pwr Agy Elec Rev	5.25%	10/1/2022	A3	250	239,488
Monroe Cnty Dev Auth GA Oglethorpe Pwr Scherer B (AMBAC)	4.625%	1/1/2036	A	1,500	1,539,615
MS Business Fin Corp Ref Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	2,500	1,775,600
NC Eastern Muni Pwr Agy Ser A (AG)	5.00%	1/1/2013	AAA	1,500	1,584,750
NC Muni Pwr Agy No 1 Catawba NC Catawba Elec Ser A	5.25%	1/1/2015	A2	3,000	3,153,840
NE Pub Pwr Dist Gen Ser B (FSA)	5.00%	1/1/2018	AAA	3,000	3,254,520
NJ Envr Infrastr Tr Rev Ser A	5.00%	9/1/2016	AAA	2,515	2,821,830

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
Northwest Subn Muni Jt Action Wtr Agy IL Wtr Supply Sys Rev	5.00%	5/1/2018	AA-	$500	$547,925
NY St Envr Facs Rev Fing Pg Ser A	4.375%	10/15/2014	AAA	1,000	1,050,840
Onslow NC Wtr & Swr Auth Combined Entrprse Sys Rev Ser A (MBIA)	5.00%	6/1/2019	AA	500	532,390
Philadelphia PA Sch Dist Ser B (AMBAC)	5.00%	4/1/2013	Aa3	260	270,847
Phoenix Civic Impt Corp Rev Sr Lien	5.50%	7/1/2019	AAA	1,675	1,864,710
Piedmont SC Muni Pwr Agy A3	5.25%	1/1/2019	A-	2,000	1,872,200
Pima Cnty AZ Swr Rev (FSA)	5.00%	7/1/2014	AAA	200	217,142
Pinal Cnty Elec Dist No 4	6.00%	12/1/2023	BBB-	525	479,167
Portland OR Ref First Lien Ser A (FSA)	5.00%	6/15/2014	AAA	1,000	1,116,190
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2038	BBB-	350	284,519
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2014	A3	1,500	1,410,960
Sabine River Auth TX Ref Southwestern Elec Co (MBIA)	4.95%	3/1/2018	AA	500	483,470
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2023	AAA	780	758,059
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2024	AAA	620	602,559
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2025	AAA	620	602,559
San Antonio TX Sys	5.00%	2/1/2018	Aa1	2,740	2,968,297
SC St Pub Svc Auth Rev Santee Cooper Ser A (MBIA)	5.00%	1/1/2016	AA	4,295	4,724,715
TN Enrg Acq Corp Ser A	5.25%	9/1/2021	A	2,000	1,499,680
Tuscon AZ Rev (FGIC)	5.50%	7/1/2018	AA	4,100	4,362,769
WA Snohomish Cnty Pub Util Dist No 1 (FSA)	5.00%	12/1/2020	AAA	5,000	5,237,350
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,510	1,166,762
WI Pub Pwr Inc Sys (FSA)	5.00%	7/1/2016	AAA	2,795	3,117,711
WV Econ Dev Auth Rev Pollutn Ctrl Ser D	4.85%	5/1/2019	BBB	1,000	931,050
Yuma AZ Muni Ppty Corp Util Sys Rev Sr Lien (XLCA)	5.00%	7/1/2024	A	500	475,415
Total					95,167,272

Total Municipal Bonds (cost $509,400,662)					496,810,933

				Shares (000)
SHORT-TERM INVESTMENT 4.44%

Money Market Mutual Fund
Dreyfus Municipal Cash Management Plus (cost $22,574,212)				22,574	22,574,212
Total Investments in Securities 102.05% (cost $531,974,874)					519,385,145
Liabilities in Excess of Cash and Other Assets(d) (2.05%)					(10,422,444)
Net Assets 100.00%					$508,962,701

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  December 31, 2008

Open Futures Contracts at December 31, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized (Depreciation)
U.S. 10-Year Treasury Note	March 2009	135	Short	$(16,976,250)	$(994,980)
U.S. 30-Year Treasury Bond	March 2009	20	Short	(2,760,938)	(312,795)
Total					$(1,307,775)

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND  December 31, 2008

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 89.65%

Education 6.73%
OH Kent St Univ Revs Fltr Gen Recpts (MBIA)	10.25	%#	5/1/2031	AA	$100	$100,000
Tulsa OK Indl Auth Rev Univ Tulsa Ser B (MBIA)	10.25	%#	10/1/2026	AA	100	100,000
Total						200,000

General Obligation 13.54%
Cnty of King WA Tax Ser B	4.50%		1/1/2013	AAA	80	86,192
Dublin CA Unif Sch Dist Ser 2711 (FSA)	3.42	%#	2/1/2012	AAA	50	50,000
HI St Ser DG (AMBAC)	5.00%		7/1/2012	AA	50	53,957
Mobile City AL (AMBAC)	4.10%		2/15/2011	AA-	50	51,476
MS Dev Bank Spl Oblig Rev Jackson	5.00%		1/1/2012	AA-	75	78,510
NY St Metro Transn Auth Rev Ser B (MBIA)	5.50%		1/1/2013	AA	75	81,877
Total						402,012

Healthcare 10.61%
IN Hlth Fac Fing Auth Rev Henry Cnty Mem Hosp Pj	6.00	%#	4/1/2022	A	115	115,000
MA Hlth & Edl Facs Auth Rev Cap Assets Pg Ser D (MBIA)	12.00	%#	1/1/2035	Baa1	100	100,000
Macon-Bibb Cnty Hosp Auth GA Rev Antic Ctfs Med Ctr (AMBAC)	3.95	%#	8/1/2035	Aa3	100	100,000
Total						315,000

Housing 3.37%
Albany NY Indl Dev Agy Rev Univ Albany Fndtn Student Ser A (AMBAC)	6.50	%#	11/1/2032	AA	100	100,000

Lease Obligations 6.06%
MI St Bldg Auth Rev Facs Pg Ser I	5.00%		10/15/2015	A+	75	80,096
NY St Dorm Auth Rev Mental Hlth Svcs Sub Ser D-2D	7.10	%#	2/15/2031	AA	100	100,000
Total						180,096

Other Revenue 12.02%
Babylon Indl Dev Agy NY Rev Ogden Martin Pj (FSA)	4.25	%#	1/1/2019	AAA	100	100,000
New York City NY Tr Cultural Res Rev Lincoln Ctr Ser C	5.75%		12/1/2016	A+	75	82,165
NJ Econ Dev Auth Rev Cigarette Tax (FGIC)	5.00%		6/15/2013	BBB	75	74,762
PA Harrisburg Auth Rev Harrisburg Pj (AMBAC)	10.00	%#	12/1/2027	AA	100	100,000
Total						356,927

Pre-Refunded 7.17%
UT Transit Auth Rev Ser B (FSA)	4.50%		6/15/2033	AAA	90	101,283
Weslaco Hlth Facs Dev Corp Rev TX Knapp Med Ctr Pj	6.25%		6/1/2032	BBB+	100	111,603
Total						212,886

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Special Tax 3.37%
CT St Transn Infrastr Ser 1 (AMBAC)	9.00%#	2/1/2022	AA		$100	$100,000

Tobacco 3.37%
CA Cnty Tob Securitization Agy Rev Ser 2968	8.64%#	6/1/2042	A	(a)	100	100,000

Transportation 13.82%
Du Page Cnty IL (FSA)	5.00%	1/1/2012	AAA		75	80,228
FL St Turnpike Auth Rev Ref Dept Transn Ser A	5.00%	7/1/2012	Aa2		75	80,599
MA Bay Transn Auth Rev Sr Ser C	5.25%	7/1/2013	AAA		75	83,465
PA Turnpike Commn Rev Ser T (FGIC)	5.50%	12/1/2013	AA		75	84,397
WI St Rev Ser B (AMBAC)	5.00%	7/1/2013	AA+		75	81,746
Total						410,435

Utilities 9.59%
AZ Salt River Pj Agricultural Impt & Pwr Dist Rev Floaters Ser 1076	8.60%#	1/1/2032	AA		100	100,000
Jacksonville Electric Auth FL Rev Issue 2-17th Ser	5.25%	10/1/2013	Aa2		50	52,986
Muni Elec Auth of GA Rev 2005 Ser Y (AMBAC)	6.40%	1/1/2013	A+		75	80,928
NC Eastern Muni Pwr Agy Rev Ser F	5.375%	1/1/2013	BBB+		50	51,086
Total						285,000

Total Municipal Bonds (cost $2,637,747)						2,662,356

					Shares (000)
SHORT-TERM INVESTMENT 4.38%

Money Market Mutual Fund
Dreyfus Municipal Cash Management Plus (cost $130,038)					130	130,038
Total Investments in Securities 94.03% (cost $2,767,785)						2,792,394
Cash and Other Assets in Excess of Liabilities(d) 5.97%						177,366
Net Assets 100.00%						$2,969,760

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 107.34%

Corporate-Backed 3.53%
Albany Dougherty GA Payroll Dev Auth Procter & Gamble AMT	5.20%	5/15/2028	AA-	$1,035	$899,446
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Rev Sr Maxon Atlantic Station A AMT	5.125%	3/1/2026	BBB	1,500	1,260,240
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,000	521,670
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,000	1,206,540
Total					3,887,896

Education 24.63%
Americus-Sumter GA Payroll Dev Auth Rev GSW Fndtn Student Hsg Pj (CIFG)	5.00%	6/1/2036	A2	2,285	1,974,103
Athens GA Hsg Auth Student Hsg Lease Rev Univ of GA East Campus (AMBAC)	5.00%	12/1/2027	Aa2	2,000	1,987,820
Athens-Clarke Cnty GA Univ Govt Dev Auth Edl Facs Rev UGA Cert Precint LLC	5.00%	6/15/2031	Aa2	2,500	2,408,500
Athens-Clarke Cnty GA Univ Govt UGA Rev CCRC Bldg LLC Pj (AMBAC)	5.00%	12/15/2032	A	1,050	841,060
Atlanta GA Dev Auth Edl Facs Rev Science Park LLC Pj	4.75%	7/1/2027	A1	3,080	2,643,441
Atlanta GA Dev Auth Edl Facs Rev Science Park LLC Pj	5.25%	7/1/2027	A1	2,000	1,849,460
Bulloch Cnty GA Dev Auth GA South Univ Pj (AMBAC)	5.00%	8/1/2021	A1	400	405,856
Bulloch Cnty GA Dev Auth Student Hsg Rev Southn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa2	2,465	2,468,624
Carrollton Payroll Dev Auth Rev Univ of West GA Evergreen Complex	5.25%	7/1/2029	A2	1,175	1,038,982
Dahlonega GA Downtown Dev Auth Pkg & Rec Ctr LLC A (CIFG)	5.00%	7/1/2032	A+	1,000	871,510
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc (AMBAC)	5.50%	10/1/2017	A	1,000	1,055,610
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+	750	767,220
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac Ser A	5.00%	11/1/2031	AA+	1,400	1,384,866
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A (AMBAC)	5.50%	2/1/2022	A	1,000	1,020,010
Marietta GA Dev Auth Rev Life Univ Inc Pj	7.00%	6/15/2030	Ba3	2,000	1,335,100
Marietta GA Dev Auth Rev Ser Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2	1,000	768,370
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty (AMBAC)	5.00%	6/1/2023	A	1,115	1,123,173
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2034	A	1,000	919,790
Private Colleges & Univs Auth GA Rev Spelman College	5.25%	6/1/2021	Aa3	1,340	1,386,712
Richmond Cnty GA Dev Auth Student Hsg Facs Rev ASU Jaguar Student Hsg LLC (XLCA)	5.00%	7/1/2034	A2	1,000	863,090
Total					27,113,297

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation 13.18%
Barnesville-Lamar Cnty GA Indl Dev Auth Student Hsg Facs Rev Gordon College Pptys A	5.00%	8/1/2030	A3	$145	$127,961
Gwinnett Cnty Sch Dist(b)	5.00%	2/1/2028	AAA	10,000	10,182,050
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	2,500	1,574,200
Paulding Cnty GA Sch Dist	4.75%	2/1/2027	AA+	1,000	951,760
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	BBB-	665	489,280
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-	1,155	896,569
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	380	285,498
Total					14,507,318

Healthcare 9.14%
Clarke Cnty GA Hosp Auth Rev Ctfs Athens Regl Med Ctr Pj (MBIA)	5.125%	1/1/2032	AA	500	496,325
Cobb Cnty GA Hosp Auth Rev Ref & Impt Rev Antic Ctfs (AMBAC)	5.25%	4/1/2024	AA-	1,000	983,450
Coffee Cnty GA Hosp Auth Rev Ref Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB	1,010	656,470
Coffee Cnty GA Hosp Auth Rev Ref Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB	1,000	718,340
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR	1,500	898,455
Glynn-Brunswick Mem Hosp Auth GA Rev 2005 Antic Ctfs (MBIA)	6.00%	8/1/2016	AA	100	100,023
Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs Southeast GA Ser A	5.50%	8/1/2028	A	1,840	1,521,772
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.00%	10/1/2038	A2	1,500	1,063,365
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2	1,500	1,125,375
Med Ctr Hosp Auth GA Rev Spring Harbor Green Isl Pj	5.25%	7/1/2037	NR	1,300	711,958
Puerto Rico Indl Tourist Edl & Med Envr Ctrl Fac Hosp de la Concepcion	6.50%	11/15/2020	Aa1	410	423,091
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD (MBIA)	5.50%	3/1/2021	Baa1	500	476,185
Wayne Cnty GA Hosp Auth Rev GTD (XLCA)	5.00%	3/1/2023	NR	1,000	885,510
Total					10,060,319

Housing 6.43%
Albany-Dougherty GA Inner City Albany St Univ Student Hsg Ser A (XLCA)	5.00%	7/1/2031	NR	1,000	809,120
East Point GA Hsg Auth Multi Fam Rev Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AAA	3,500	2,741,725
GA St Hsg & Fin Auth Rev Sing Fam Mtg Ser B AMT	5.05%	12/1/2031	AAA	1,000	727,830
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.85%	12/1/2037	AAA	100	71,275

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Housing (continued)
GA St Hsg & Fin Auth Rev Sub Ser A-2 AMT	4.875%	12/1/2024	AAA		$100	$78,911
Richmond Cnty GA Dev Auth ASU Jaguar Student Hsg LLC Ser A	5.25%	2/1/2030	A3		2,000	1,369,880
Savannah GA Econ Dev Auth Multi Fam Hsg Rev AMT (GNMA)	5.15%	11/20/2022	AAA		500	427,640
Tift Cnty GA Dev Auth Student Hsg Facs Rev Second ABAC LLC Pj (CIFG)	5.00%	8/1/2037	A3		1,000	855,950
Total						7,082,331

Lease Obligations 4.96%
Assoc Cnty GA Commnrs Leasing Pj Unrefunded Bal Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1		10	10,335
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser A	5.00%	1/1/2035	A3		1,275	1,093,032
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3		1,170	942,809
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Ctr Pj	5.00%	6/1/2026	AA		1,040	1,045,762
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%	12/1/2026	A		750	664,103
GA Sch Bds Assoc Inc Dekalb Cnty Pub Schs Pj (MBIA)	5.00%	12/1/2023	AA		1,000	971,310
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	731,570
Total						5,458,921

Other Revenue 2.22%
Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev (MBIA)	5.625%	10/1/2026	AA		1,000	1,015,880
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(a)	1,800	929,988
George L Smith II GA World Congress Ctr Auth Rev AMT (MBIA)	5.75%	7/1/2015	AA		500	503,095
Total						2,448,963

Pre-Refunded 7.90%
Assoc Cnty GA Commnrs Leasing Pj Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1		15	16,127
Athens-Clarke Cnty GA Univ Govt Dev Auth Rev Catholic Hlth East Issue	5.50%	11/15/2032	A1		1,000	1,129,310
Atlanta GA ETM	5.60%	12/1/2015	AA-		95	103,625
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (MBIA)	Zero Coupon	8/1/2015	AA		305	208,553
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Ctr Pj	6.00%	6/1/2030	AA		1,000	1,076,680
Private Colleges & Univs Auth GA Rev Mercer Univ Pj	5.75%	10/1/2031	Baa2		500	560,135
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	AAA		250	270,740
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2027	AAA		370	411,688
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA		620	736,678

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)
Puerto Rico Comwlth Pub Impt Ser A (MBIA)	5.75%	7/1/2026	AA	$1,240	$1,314,710
Puerto Rico Pub Impt Bldgs Govt Facs Ser D	5.25%	7/1/2036	BBB-	915	1,001,385
Puerto Rico Pub Impt Bldgs Govt Facs Ser D	5.375%	7/1/2033	BBB-	1,185	1,301,805
Savannah GA Econ Dev Auth Rev Sub Ser C ETM	Zero Coupon	12/1/2021	Aaa	1,000	563,870
Total					8,695,306

Special Tax 1.05%
Atlanta GA Dev Auth Rev Opportunity Pj (AMBAC)	5.00%	12/1/2018	A	1,105	1,157,454

Tax Revenue 0.99%
Metro Atlanta Rapid Transn Auth GA Sales Tax Ser N (MBIA) (IBC)	6.25%	7/1/2018	AAA	465	541,111
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+	750	546,585
Total					1,087,696

Tobacco 0.41%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	750	454,567

Transportation 3.85%
Atlanta GA Arpt Fac Rev AMT (MBIA)	Zero Coupon	1/1/2010	AA	170	161,490
Atlanta GA Arpt Facs Rev Gen Ser A AMT (FSA)	5.125%	1/1/2030	AAA	100	76,035
Augusta GA Arpt Rev Gen Passenger Fac Charge A	5.15%	1/1/2035	Baa2	1,020	602,494
College Park GA Business Indl Dev Auth Rev Civic Ctr Pj (AMBAC)	5.25%	9/1/2026	AA-	1,000	980,760
Macon Bibb Cnty GA Indl Auth Arpt Impt Rev Atlantic AMT (AMBAC)	5.00%	4/1/2018	A	465	445,172
Metro Atlanta Rapid Transit Auth Ref Third Indenture Ser B (FSA)	5.00%	7/1/2029	AAA	2,000	1,972,240
Total					4,238,191

Utilities 29.05%
Appling Cnty GA Dev Auth Pollutn Ctrl Rev GA Pwr Co Plant Hatch Pj (AMBAC)	4.40%	7/1/2016	A	1,000	1,003,970
Atlanta GA Wtr & Wst Wtr Rev Ser A Unrefunded Bal (FGIC)	5.00%	11/1/2029	A	2,090	1,653,190
Augusta GA Wtr & Swr Rev (FSA)	5.00%	10/1/2024	AAA	2,000	1,995,520
Carroll Cnty GA Wtr Auth Wtr & Swr Rev (AMBAC)	5.25%	7/1/2021	A3	500	517,335
Cherokee Cnty GA Wtr & Swr Auth Rev Ser 2006 (FSA)	5.00%	8/1/2031	AAA	3,000	2,886,030
Cobb Cnty GA Dev Auth Solid Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%	4/1/2033	BBB	500	271,530
De Kalb Cnty GA Wtr & Swr Rev Ser A(b)	5.00%	10/1/2035	AA	12,540	12,249,699

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
Elberton GA Combined Util Sys Rev Ref & Impt (AMBAC)	5.50%	1/1/2019	A3	$550	$577,423
Forsyth Cnty GA Wtr & Swr Auth Rev (FSA)	5.00%	4/1/2019	AAA	500	535,125
Glynn Cnty GA Wtr & Swr Rev Ref & Impt (AMBAC)	5.00%	4/1/2023	A3	750	743,910
Main Str Nat Gas Inc GA Gas Pj Ser B	5.00%	3/15/2019	A+	1,000	773,100
Monroe Cnty Dev Auth GA Oglethorpe Pwr Scherer B (AMBAC)	4.625%	1/1/2036	A	1,500	1,539,615
Muni Elec Auth GA Combustion Cycle Pj Ser A	5.00%	11/1/2023	A1	1,000	982,480
Muni Elec Auth GA Combustion Cycle Pj Ser A (MBIA)	5.00%	11/1/2020	AA	1,000	980,700
Muni Elec Auth GA Combustion Turbine Pj Ser A (MBIA)	5.25%	11/1/2022	AA	1,445	1,404,786
Muni Elec Auth of GA Rev Gen Resolution Pjs Sub Ser A	5.25%	1/1/2021	A	1,000	993,850
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2038	BBB-	1,000	812,910
Walton Cnty GA Wtr & Swr Auth Walton Hard Labor Creek Pj GTD (FSA)	5.00%	2/1/2033	AAA	2,150	2,059,958
Total					31,981,131

Total Investments in Municipal Bonds 107.34% (cost $133,264,983)					118,173,390
Liabilities in Excess of Cash and Other Assets(d) (7.34%)					(8,076,116)
Net Assets 100.00%					$110,097,274

Open Futures Contracts at December 31, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2009	148	Short	$(20,430,938)	$(2,364,683)

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 104.52%

Corporate-Backed 11.81%
Alliance Arpt Auth Inc TX Spl Facs Rev American Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+	$27,000	$8,687,520
Ascension Parish LA Pollutn Ctrl Rev Ref Borden Inc Pj	10.00%	12/1/2009	B3	16,500	8,060,745
Butler AL Ind Dev Bd Solid Wst Disp Rev GA Pacific Corp Pj AMT	5.75%	9/1/2028	B	2,500	1,023,525
Cnty of Nez Perce ID Potlatch Corp Pj	6.00%	10/1/2024	BB	5,000	2,972,450
Coshocton Cnty OH Envr Rev Smurfit Stone Container†	5.125%	8/1/2013	CCC+	3,100	872,278
Houston TX Arpt Sys Rev Spl Facs Rev Continental Airlines C AMT	6.125%	7/15/2027	B-	3,120	1,645,862
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	5.875%	3/1/2027	NR	1,500	900,930
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR	1,450	811,594
IL Fin Auth Sports Fac Rev United Sports Org of Barrington Ser A†	6.125%	10/1/2027	NR	1,475	1,111,324
IL Fin Auth Sports Fac Rev United Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR	6,525	4,633,794
Jacksonville FL Econ Dev Gerdau Ameristeel US Inc AMT	5.30%	5/1/2037	BB+	6,400	3,166,592
LA Loc Govt Envr Fac Cmnty Dev Rev Auth	6.75%	11/1/2032	BB+	12,500	7,507,875
MI St Strategic Fd Pollutn Ctrl Rev General Motors Corp	6.20%	9/1/2020	Caa3	5,000	700,800
Mobile Cnty AL Indl Dev Auth Rev IPSCO Inc Pj AMT	6.875%	5/1/2030	NR	3,000	3,194,280
Mohegan Tribe Indians CT Gaming Pub Impt Priority Dist†	5.125%	1/1/2023	BB	3,350	1,952,748
Mohegan Tribe Indians CT Gaming Pub Impt Priority Dist†	5.25%	1/1/2033	BB	1,500	755,085
New York City NY Indl Dev Agy Spl Fac Rev American Airlines JFK Intl Arpt AMT	7.625%	8/1/2025	B-	23,300	14,512,638
New York City NY Indl Dev Agy Spl Fac Rev British Airways AMT	5.25%	12/1/2032	BB+	1,380	670,087
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	5,035	3,075,680
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	3,955	1,987,902
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	3,325	1,936,746
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.40%	9/15/2023	B	4,060	2,161,666
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B	755	403,253
OR St Econ Dev Rev Ref Georgia Pacific Corp Pj Ser 183 AMT	5.70%	12/1/2025	B2	1,780	759,081
Port of Bay City Auth TX Rev Matagorda Cnty Rev Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+	3,340	1,897,454
Port of Corpus Christi Auth of Nueces Cnty TX Rev Bds Celanese Ser B AMT	6.70%	11/1/2030	B+	1,500	820,575
Port of Corpus Christi Auth TX Celanese Pj Ser A	6.45%	11/1/2030	B+	6,700	3,850,021
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	3,000	1,565,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Corporate-Backed (continued)
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	$2,500	$1,488,925
Rumford ME Rev Bds Ref Boise Cascade Corp Pj	6.875%	10/1/2026	Ba3	1,500	839,820
Total					83,966,260

Education 4.44%
CA Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	3,500	2,587,270
CA Statewide Cmntys Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	6,550	4,140,190
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR	3,000	1,957,710
CO Edl & Cultural Facs Auth Rev Indpt Sch Vail Christian High Sch†	5.50%	6/1/2037	NR	3,500	2,184,770
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	4,500	2,996,865
IA Higher Ed Ln Auth Rev Ref Private College Grand View	5.00%	10/1/2031	NR	3,000	2,056,620
IA Higher Ed Ln Auth Rev Ref Private College Waldorf A	5.00%	10/1/2034	NR	1,000	615,120
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB	3,500	2,092,195
MA Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR	2,710	1,558,792
MA St Dev Fin Agy Rev Eastern Nazarene College	5.625%	4/1/2029	BB+	1,000	647,860
Marietta GA Dev Auth Rev Life Univ Inc Pj	7.00%	6/15/2030	Ba3	5,000	3,337,750
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,360	1,660,708
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3	3,075	2,149,579
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	874,456
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	3,640	2,119,572
PA St Higher Edl Facs Auth Rev Edinboro Univ	5.75%	7/1/2028	BBB-	855	602,373
Total					31,581,830

General Obligation 1.58%
NY St Urban Dev Corp (b)	5.00%	12/15/2025	AAA	3,730	3,710,060
NY St Urban Dev Corp (b)	5.00%	12/15/2026	AAA	5,420	5,391,026
NY St Urban Dev Corp (b)	5.00%	12/15/2027	AAA	2,160	2,148,453
Total					11,249,539

Healthcare 35.22%
Allegheny Cnty PA Hosp Dev Auth Rev West PA Hlth Sys Ser A	5.00%	11/15/2028	BB	11,000	5,562,150
Alton IL St. Anthony’s Hlth Ctr	6.00%	9/1/2010	BB+	685	659,833
Alton IL St. Anthony’s Hlth Ctr	6.00%	9/1/2014	BB+	1,620	1,413,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	$8,000	$4,373,200
Bremer Cnty IA Ret Fac Rev Bartels Lutheran Ser A	5.00%	11/15/2017	NR	1,140	813,743
Bucks Cnty PA Indl Dev Auth Ret Cmnty Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR	3,500	2,392,915
Carlton MN Hlthcare & Hsg Facs Ref Inter Faith Care Ctr Pj	5.50%	4/1/2024	NR	1,080	685,465
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2026	NR	1,000	623,250
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2037	NR	2,055	1,141,717
CO Hlth Facs Auth Rev Hlth & Resdl Care Facs Volunteers of America Care A	5.30%	7/1/2037	NR	1,500	753,735
Cottage Grove MN Sr Hsg Rev PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR	2,325	1,416,320
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Rev Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR	4,300	2,695,584
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Rev Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR	2,500	1,535,075
Denver CO Hlth & Hosp Auth Hlthcare Rev Ser A	4.75%	12/1/2036	BBB	3,035	1,665,547
Director St NV Dept Business & Industry Las Ventanas Ret Bds Pj B	6.75%	11/15/2023	NR	4,700	2,778,264
Director St NV Dept Business & Industry Las Ventanas Ret Pj A	7.00%	11/15/2034	NR	6,000	3,427,320
Director St NV Dept Business & Industry Las Ventanas Ret Pj B	6.00%	11/15/2014	NR	4,105	2,667,511
East Rochester NY Hsg Auth Rev Ref Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	997,390
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.125%	7/1/2042	NR	8,000	4,261,760
Fulton Cnty PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Pj	5.875%	7/1/2031	NR	1,500	965,265
HFDC Cent TX Inc Ret Fac Rev Ser A	5.625%	11/1/2026	NR	1,850	1,165,167
HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR	3,750	2,159,813
Hillsborough Cnty FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3	5,000	3,525,250
Hillsdale MI Hosp Fin Auth Hosp Rev Hillsdale Cmnty Hlth Ctr	5.75%	5/15/2018	BBB-	2,360	1,978,813
Holmes Cnty Hosp Corp FL Hosp Rev Doctors Mem Hosp	5.75%	11/1/2026	NR	6,615	4,426,626
Holmes Cnty Hosp Corp FL Hosp Rev Doctors Mem Hosp	6.00%	11/1/2038	NR	7,115	4,413,933
Huntsville-Redstone Vlg AL Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2028	NR	4,500	2,789,820
IA Fin Auth Sr Hsg Rev Ref Bethany Life Cmntys Pj A	5.55%	11/1/2041	NR	1,000	569,420
IL Fin Auth Rev Bds Edward Hosp A Rmkt (AMBAC)	6.25%	2/1/2033	A+	500	436,920
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.20%	5/15/2012	NR	1,000	879,450
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.30%	5/15/2013	NR	1,000	848,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.00%	5/15/2025	NR		$4,000	$2,579,480
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.125%	5/15/2038	NR		5,000	2,908,650
IL Fin Auth Rev Clare at Wtr Tower Pj Ser C	5.125%	5/15/2012	NR		5,000	4,406,250
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR		8,000	5,341,760
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.375%	2/15/2025	BB-	(a)	4,000	2,380,240
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.625%	2/15/2037	BB-	(a)	8,000	4,315,200
IL Fin Auth Rev Kewannee Hosp Pj	5.10%	8/15/2031	NR		1,215	689,962
IL Fin Auth Rev Landing at Plymouth Pj A	6.00%	5/15/2025	NR		3,000	1,980,630
IL Fin Auth Rev Montgomery Place Pj Ser A	5.50%	5/15/2026	NR		2,400	1,501,464
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	6.00%	11/15/2037	NR		3,750	2,041,800
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	6.00%	11/15/2042	NR		3,750	2,001,975
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		4,290	3,345,900
IL Fin Auth Rev Three Crowns Pk Plaza A	5.875%	2/15/2038	NR		4,500	2,575,260
IN Hlth & Edl Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.50%	3/1/2037	BBB		5,000	3,179,350
Iron River MI Hosp Fin Auth	6.50%	5/15/2033	NR		3,000	2,073,210
Jacksonville FL Hlth Facs Auth Brooks Hlth Sys	5.25%	11/1/2038	A		4,950	3,598,155
Johnston Mem Hosp Auth (FHA)(FSA)(b)	5.25%	10/1/2036	AAA		7,000	6,387,010
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.375%	4/15/2022	A1		4,215	4,171,754
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.50%	4/15/2031	A1		5,955	5,670,172
Lexington VA Indl Dev Auth Resdl Care Fac Rev Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR		1,750	997,430
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc(b)	5.25%	10/1/2036	A-		25,000	16,440,000
Lubbock TX Hlth Facs Dev Corp Rev 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	3,180,852
MA St Hlth & Edl Facs Auth Rev UMass Mem Issue Ser D	5.25%	7/1/2025	BBB		8,560	5,361,642
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	5.75%	1/1/2033	BBB-		1,035	676,776
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	6.00%	1/1/2028	BBB-		1,280	904,883
Mesquite TX Hlth Facs Dev Ret Fac Christian Care	5.50%	2/15/2025	BBB-		2,000	1,346,500
Mesquite TX Hlth Facs Dev Ret Fac Christian Care	5.625%	2/15/2035	BBB-		1,750	1,076,618
NH Hlth & Edl Facs Auth Rev Havenwood Heritage Heights A	5.35%	1/1/2026	NR		1,035	647,838
NH Hlth & Edl Facs Auth Rev Havenwood Heritage Heights A	5.40%	1/1/2030	NR		750	446,858
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,250	751,325
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		2,605	1,432,307
NJ Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.25%	7/1/2030	Baa2		16,885	11,239,331
Northhampton Cnty Gen Purp St. Luke’s Hosp Pj Ser A	5.25%	8/15/2024	BBB+		1,210	838,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)
Northhampton Cnty Gen Purp St. Luke’s Hosp Pj Ser A	5.375%	8/15/2028	BBB+		$1,675	$1,114,562
NY St Dorm Auth Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		4,250	2,843,972
Orange Cnty FL Hlth Facs Auth Ref Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR		1,100	739,387
Orange Cnty FL Hlth Facs Auth Ref Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR		1,920	1,189,939
Philadelphia Hosps & Higher Ed Facs Auth Rev Temple Univ Hosp Pj Ser A	6.625%	11/15/2023	BBB		7,000	5,300,610
RI St Hlth & Edl Bldg Corp Rev Hosp Fin St. Joseph Hlth Svcs	5.50%	10/1/2029	BB		15,470	9,944,271
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR		2,565	1,531,587
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR		6,435	3,720,588
Sayre Mem Hosp Auth OK Hosp & Sales Tax Rev	6.00%	7/1/2037	NR		4,000	2,537,520
SC Jobs Econ Dev Auth Hlth Facs Rev First Mtg Wesley Commons	5.125%	10/1/2026	NR		1,400	817,894
SC Jobs Econ Dev Auth Rev Woodlands At Furman Pj Ser A	6.00%	11/15/2042	NR		4,600	2,832,680
SC Jobs Econ Dev Hosp Rev Ref & Impt Hampton Regl Med	5.25%	11/1/2028	NR		12,000	7,320,960
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	5.70%	5/15/2028	NR		265	162,479
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2026	NR		250	163,778
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2038	NR		475	283,931
St. Paul MN Port Auth Lease Rev Hltheast Midway Campus 03 A	5.75%	5/1/2025	BB		1,520	919,858
Sullivan Cnty TN Hlth Edl & Hsg Facs Bd Hosp Rev Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+		2,950	1,709,260
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR		3,000	2,078,550
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR		3,000	1,876,350
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.70%	9/1/2037	NR		3,000	1,788,330
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR		7,000	4,101,860
Washington Cnty IA Hosp Rev Washington Cnty Hosp Pj	5.50%	7/1/2032	NR		1,640	1,095,684
Western IL Econ Dev Auth Rev Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR		2,890	2,066,870
Westmoreland Cnty PA Indl Dev Auth Rev Ret Cmnty Redstone A	5.75%	1/1/2026	NR		900	577,917
WI Hlth & Edl Facs Auth Hlth Facs Three Pillars Sr Living A	5.50%	8/15/2034	A-	(a)	500	328,975
WI Hlth & Edl Facs Auth Rev Wheaton Hlthcare Ser B	5.125%	8/15/2030	BBB+		26,150	15,437,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR		$3,530	$2,177,834
WV St Hosp Fin Auth WV Thomas Hlth Sys	6.50%	10/1/2028	NR		7,425	5,271,973
Total						250,448,395

Housing 6.65%
CA Hsg Fin Agy Rev Bds Hm Mtg Ser G AMT	5.50%	8/1/2042	Aa2		7,370	5,852,812
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	5.60%	12/1/2009	B3		110	109,292
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3		3,280	2,215,771
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3		1,515	1,201,759
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-	(a)	10,700	5,907,042
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Rev Brooke Ridge Apts Pj Ser E AMT	6.475%	12/1/2038	NR		12,170	8,790,026
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		5,100	3,289,143
LA St Gas & Fuels Tax Rev Ser A (FGIC)(b)	5.00%	5/1/2041	AA		13,500	12,239,640
Metro Govt Nashville & Davidson Cnty TN Facs Bd Rev Multi Fam Hsg Rev Prestige A	7.50%	12/20/2040	NR		3,985	2,894,863
Middlesex Cnty NJ Impt Auth Rev Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		2,790	1,573,086
Munimae TE Bond Subsidiary LLC Purp Sub Pfd Shs Ser B 3† (c)	5.90%	9/30/2015	NR		2,000	1,198,460
MuniMae TE Bond Subsidiary LLC Purp Sub Pfd Shs Ser D† (c)	5.30%	9/30/2015	NR		2,000	1,393,160
Stillwater MN Multi Fam Rev Hsg Orleans Homes LP Pj AMT	5.50%	2/1/2042	NR		1,000	621,030
Total						47,286,084

Other Revenue 19.37%
AK Indl Dev & Expt Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A	6.15%	8/1/2031	NR		3,285	2,336,555
Baker FL Correctional Dev 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		6,800	5,244,364
Baltimore MD Convtn Ctr Hotel Rev Sub Ser B	5.875%	9/1/2039	Ba1		5,500	2,990,570
Beauregard Parish LA Rev Ref Boise Cascade Corp Pj	6.80%	2/1/2027	Ba3		4,750	2,832,377
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	1,250	871,900
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,640	1,024,672
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	877,875
CA Statewide Cmntys Dev Auth Rev Windrush Sch	5.50%	7/1/2037	NR		1,000	607,570
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR		4,130	2,924,329
Chester Cnty PA Indl Dev Auth Rev Renaissance Academy Pj A	5.625%	10/1/2015	NR		1,870	1,599,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
CO Edl & Cultural Facs Auth CO New Vision Charter Pj Sch†	6.75%	4/1/2040	NR	$930	$677,542
CO Edl & Cultural Facs Auth Rev Charter Sch Cmnty Leadership	6.50%	7/1/2038	NR	1,065	738,173
Conner Creek Academy East MI Pub Sch Academy Rev	5.25%	11/1/2036	BB+	1,000	589,480
Denver CO Convtn Ctr Hotel Auth Rev Sr (XLCA)	5.00%	12/1/2035	BBB-	3,000	1,760,130
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.65%	11/1/2025	BB	1,000	684,100
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.75%	11/1/2030	BB	1,255	818,197
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR	1,665	904,761
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.00%	5/15/2036	BB-	2,000	1,292,640
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.125%	5/15/2037	BB-	1,855	1,213,893
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR	1,795	1,082,008
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR	1,000	834,430
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR	2,000	1,488,280
IAH Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR	1,500	1,051,215
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026	NR	1,550	1,118,403
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036	NR	2,815	1,892,862
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR	6,570	4,236,270
LA St Gas & Fuel Tr II-R ROCS-RR-II-R-659 (FGIC)	1.55%#	5/1/2041	Aa3	6,750	6,750,000
La Vernia Higher Ed Fin Corp Rev Bd Ser A	7.125%	2/15/2038	NR	5,015	3,624,491
La Vernia TX Higher Ed Fin Corp Ed Rev Amigos Por Vida Friends Life	6.25%	2/15/2026	NR	1,000	730,350
La Vernia TX Higher Ed Fin Corp Ed Rev Amigos Por Vida Friends Life	6.375%	2/15/2037	NR	1,000	682,400
Lee Cnty FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn Ser A	5.375%	6/15/2037	BB	3,500	1,941,870
Lombard Pub Facs Corp Rev Bds First Tier Ser A 1	7.125%	1/1/2036	NR	8,500	5,600,565
Madison Cnty FL Rev First Mtg Twin Oaks Pj Ser A	6.00%	7/1/2025	NR	1,185	813,064
Maverick Cnty TX Pub Fac Corp Pj Ser A-1	6.25%	2/1/2024	NR	4,810	3,449,636
Maverick Cnty TX Pub Fac Corp Pj Ser A-1	6.375%	2/1/2029	NR	1,560	1,069,115
MD St Econ Dev Corp Rev Sr Lien Pj Chesapeake Bay A	5.00%	12/1/2031	NR	10,000	4,897,200
MD St Econ Dev Corp Rev Sr Lien Pj Chesapeake Bay B	5.25%	12/1/2031	NR	1,000	510,040
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.25%	7/1/2018	NR	250	189,568
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.50%	7/1/2038	NR	2,300	1,328,664
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy†	6.50%	9/1/2037	BBB-	5,000	3,494,550
MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036	NR	745	553,021
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR	3,390	2,148,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB-		$3,720	$2,575,765
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		5,755	2,903,685
Milwaukee WI Redev Auth Rev Academy of Learning Ser A	5.65%	8/1/2037	NR		1,000	627,890
Mohave Cnty AZ Indl Dev Auth Rev Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		8,000	7,251,360
Otero Cnty NM Jail Pj	5.75%	4/1/2018	NR		1,925	1,501,211
Otero Cnty NM Jail Pj	6.00%	4/1/2023	NR		1,350	972,621
Otero Cnty NM Jail Pj	6.00%	4/1/2028	NR		1,900	1,279,878
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A	6.75%	7/1/2022	NR		1,460	1,088,342
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A	7.00%	7/1/2036	NR		5,000	3,407,500
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035	BB		2,455	1,809,163
Pima Cnty AZ Indl Dev Auth Edl Rev American Charter Schs Fdtn A	5.625%	7/1/2038	BBB	(a)	9,000	5,767,920
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB		10,000	6,138,300
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Paradise Ed Ctr Pj	5.875%	6/1/2022	BB		250	185,440
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Paradise Ed Ctr Pj	6.00%	6/1/2036	BB		1,800	1,162,026
Plymouth MI Edl Ctr Charter Sch Pub Sch Academy Rev	5.375%	11/1/2030	BBB-		1,500	981,030
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		3,000	1,840,500
Red River Auth TX Pollutn Ctrl Celanese Pj Ser A	6.45%	11/1/2030	B+		2,495	1,433,702
Rivers Auth Inc Mont Pj Rev Sr Lien	7.375%	11/1/2027	NR		2,615	1,051,544
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR		1,000	826,340
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR		1,200	946,716
Spanish Fork City UT Charter Sch Rev American Leadership Academy	5.55%	11/15/2021	NR		1,160	870,093
Spanish Fork City UT Charter Sch Rev American Leadership Academy	5.55%	11/15/2026	NR		800	548,304
Spanish Fork City UT Charter Sch Rev American Leadership Academy	5.70%	11/15/2036	NR		1,750	1,115,433
Star Intl Academy MI COP	6.125%	3/1/2037	BB+		1,460	952,212
Summit Academy MI Pub Sch Academy Rev	6.375%	11/1/2035	BB+		3,795	2,671,528
Twp of Baytown MN Rev St. Croix Prep Academy Ser A	6.75%	8/1/2028	NR		1,000	751,830
Twp of Baytown MN Rev St. Croix Prep Academy Ser A	7.00%	8/1/2038	NR		1,500	1,096,590
TX St Pub Fin Auth Charter Sch Fin Corp Rev Cosmos Fndtn Ser A	5.375%	2/15/2037	NR		2,870	1,619,455
UT Cnty UT Charter Sch Rev Lakeview Academy Ser A	5.625%	7/15/2037	NR		1,000	630,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
UT Cnty UT Charter Sch Rev Lincoln Academy Ser A†	5.875%	6/15/2037	NR	$1,750	$1,144,185
UT St Charter Sch Fin Auth Rev Noah Webster Academy Ser A	6.50%	6/15/2038	NR	500	343,750
West Vly City UT Charter Sch Rev Monticello Academy†	6.375%	6/1/2037	NR	4,200	2,800,182
Total					137,769,713

Special Tax 9.31%
Allegheny Cnty PA Redev Auth Rev Pittsburgh Mills Pj	5.60%	7/1/2023	NR	500	348,690
Altoona IA Tax Alloc Annual Appropriation	5.75%	6/1/2031	BBB+	1,000	635,720
Amelia Walk Cmnty Dev Dist FL Spl Assmnt Ser A	5.50%	5/1/2037	NR	985	544,872
Arborwood Cmnty Dev Dist FL Cap Impt Rev Master Infrastr Pj A	5.35%	5/1/2036	NR	6,905	3,780,004
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A 1	5.50%	5/1/2036	NR	2,875	1,612,846
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A 2	5.10%	5/1/2016	NR	3,700	2,727,085
Atlanta GA Tax Alloc Eastside Pj Ser A AMT	5.625%	1/1/2016	NR	1,335	1,160,529
Atlanta GA Tax Alloc Princeton Lakes Pj	5.50%	1/1/2031	NR	1,045	615,693
Aurora City IL Tax Alloc East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,650	1,185,905
Aurora City IL Tax Alloc River City No 3 Ser B	6.50%	12/30/2023	NR	2,000	1,482,060
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	6,000	4,620,120
Branson MO Indl Dev Auth Tax Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	3,798,927
Cap Reg Cmnty Dev Dist Spl Assmnt Cap Impt Ser A	7.00%	5/1/2039	NR	1,500	1,094,700
Crosscreek Cmnty Dev Dist FL Spl Assmnt Rev A	5.60%	5/1/2039	NR	1,750	930,720
Crosscreek Cmnty Dev Dist FL Spl Assmnt Rev B	5.50%	5/1/2017	NR	1,490	863,947
Cypress Creek Hillsborough Cnty Cmnty Dev Dist FL Cap	5.35%	5/1/2037	NR	6,900	3,505,476
Dardenne Town Square Transn Dev Dist MO Sales Tax Ser A	5.00%	5/1/2036	NR	3,110	1,545,794
Durbin Crossing Cmnty Dev Dist FL Spl Assmnt Ser A	5.50%	5/1/2037	NR	5,900	3,181,516
East Homestead Cmnty Dev Dist FL Spl Assmnt Rev Ser B	5.00%	5/1/2011	NR	955	763,924
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	488,070
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR	8,155	3,678,231
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	2,500	1,127,250
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	4,260	2,440,554
Lake Elsinore CA Unif Sch Cmnty Dist Spl Tax No 2004-03	5.25%	9/1/2029	NR	1,650	936,078
Legends Bay Cmnty Dev Dist FL Corp Impt Rev Ser A	5.875%	5/1/2038	NR	1,000	567,930
Magnolia West Cmnty Dev Dist FL Spl Assmnt	5.35%	5/1/2037	NR	3,945	2,118,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)
Mariposa East Pub Impt Dist NM	5.75%	9/1/2021	NR	$350	$243,114
Mariposa East Pub Impt Dist NM	6.00%	9/1/2032	NR	1,000	612,270
Mediterranea Cmnty Dev Dist FL Spl Assmnt Ser A	5.60%	5/1/2037	NR	1,480	820,704
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,000	2,718,050
Orange Grove Cmnty Dev Dist LA Spl Assmnt	5.30%	11/1/2021	NR	1,760	1,138,350
Panther Trace II FL Cmnty Dev Dist Rev Spl Assmnt Ser A	5.60%	5/1/2035	NR	1,735	1,036,159
Pine Ridge Plantation Cmnty Dev Dist FL Cap Impt Rev Ser B	5.00%	5/1/2011	NR	970	630,471
Shingle Creek Cmnty Dev Dist FL Cap Impt Rev	6.10%	5/1/2025	NR	4,990	3,103,231
Sparks Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	708,730
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,485	1,030,932
Tern Bay Cmnty Dev Dist FL Cap Impt Rev Ser A	5.375%	5/1/2037	NR	13,145	5,258,000
Tracy CA Cmnty Facs Dist No 1 Spl Tax NEI Phase II	5.70%	9/1/2026	NR	920	623,962
Whispering Spr Dev Dist LA Spl Assmnt	5.20%	10/1/2021	NR	2,290	1,287,049
Whiting IN Redev Dist Tax Inc Rev Standard Ave Pj	5.35%	1/15/2027	NR	2,055	1,267,524
Total					66,233,415

Tax Revenue 3.01%
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	1,000	608,270
Sparks Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	Ba2	7,000	4,635,330
UT Transit Auth(b)	5.00%	6/15/2028	AAA	16,235	16,137,006
Total					21,380,606

Tobacco 2.07%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB	6,950	4,263,408
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB	19,180	10,436,989
Total					14,700,397

Transportation 5.06%
Augusta GA Arpt Rev Gen Arpt Passenger B AMT	5.35%	1/1/2028	Baa2	400	256,512
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa2	2,410	1,503,768
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev A Sub Ser 2 AMT	9.00%	5/1/2029	CCC+	7,500	4,175,550
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev A Sub Ser 3 AMT	9.125%	5/1/2029	CCC+	1,500	812,835
Director St NV Dept Business & Industry Las Vegas Monorail Pj Secd Tier	7.25%	1/1/2023	NR	5,000	1,200,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
Director St NV Dept Business & Industry Las Vegas Monorail Pj Secd Tier	7.375%	1/1/2030	NR	$5,000	$1,200,000
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	2,305	1,232,368
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	5,000	2,493,750
Metro WA Arpts Auth(b)	5.00%	10/1/2022	AA-	3,250	2,681,283
Metro WA Arpts Auth(b)	5.25%	10/1/2027	AA-	4,540	3,745,545
Metro WA Arpts Auth(b)	5.375%	10/1/2028	AA-	2,500	2,062,525
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	2,760	2,076,403
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	4,200	3,557,946
Phoenix AZ Indl Dev Auth Arpt Fac Rev America West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa3	1,955	1,357,630
Santa Rosa Bay Bridge Auth FL Rev	6.25%	7/1/2028	B2	4,835	3,311,105
Santa Rosa Bay Bridge Auth FL Rev Cap Apprec	Zero Coupon	7/1/2017	B2	2,800	1,316,868
St. Paul MN Port Auth Lease Rev Hltheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	573,010
Susquehanna Area Regl Arpt Auth PA Ser A AMT	6.50%	1/1/2038	Baa3	3,500	2,407,650
Total					35,964,748

Utilities 6.00%
Brazos River Auth TX Pollutn Ctrl Rev TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	Caa1	6,000	2,277,780
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR	5,960	3,290,635
Moraine OH Solid Wst Disp Rev General Motors Corp Pj AMT	6.75%	7/1/2014	C	525	73,673
New York City NY Muni Wtr Fin Auth Wtr & Swr Rev Ser CC(b)	5.00%	6/15/2029	AA+	11,000	10,561,100
New York City NY Muni Wtr Fin Auth Wtr & Swr Rev Ser CC(b)	5.125%	6/15/2030	AA+	1,000	960,100
Niagara Cnty NY Indl Dev Agy Solid Wst Disp Ser B AMT	5.55%	11/15/2024	Baa2	750	640,628
OH St Pollutn Ctrl Rev Ref General Motors Corp Pj	5.625%	3/1/2015	C	2,965	416,464
Pima Cnty AZ Indl Dev Auth Wtr & Swr Global Wtr Res LLC Pj AMT	5.60%	12/1/2022	NR	2,000	1,408,280
Pima Cnty AZ Indl Dev Auth Wtr & Swr Global Wtr Res LLC Pj AMT	5.75%	12/1/2032	NR	5,000	3,114,750
Pima Cnty AZ Indl Dev Auth Wtr & Wst Wtr Rev Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR	7,000	4,878,020
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2038	BBB-	1,150	938,285
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2044	BBB-	1,025	822,060
Sabine River Auth TX Pollutn Ctrl Rev Ref TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	Caa1	5,040	4,090,212
TN Enrg Acq Corp Ser A	5.25%	9/1/2021	A	900	674,856
TN Enrg Acq Corp Ser A	5.25%	9/1/2026	A1	5,100	3,459,075
TN Enrg Acq Corp Ser C	5.00%	2/1/2025	AA-	5,005	3,323,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
Western Generation Agy OR Wauna Cogeneration Pj C	5.00%	1/1/2021	NR	$790	$562,946
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,500	1,159,035
Total					42,651,870

Total Municipal Bonds (cost $1,155,829,564)					743,232,857

				Shares (000)
SHORT-TERM INVESTMENTS 0.71%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus				5,062	5,062,463
SSgA Tax Free Money Market Fund				3	2,883
Total Short-Term Investments (cost $5,065,346)					5,065,346
Total Investments in Securities 105.23% (cost $1,160,894,910)					748,298,203
Liabilities in Excess of Cash and Other Assets(d) (5.23%)					(37,175,407)
Net Assets 100.00%					$711,122,796

Open Futures Contracts at December 31, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2009	518	Short	$(71,508,281)	$(8,102,694)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 96.05%

Corporate-Backed 3.41%
Allegheny Cnty PA Indl Dev Auth Rev Envr Impt USX Pj	6.10%	7/15/2020	BBB+	$1,000	$804,480
PA Econ Dev Fing Auth Rev USG Corp Pj	6.00%	6/1/2031	BB-	1,000	498,130
York Cnty PA Indl Dev Auth Pollutn Ctrl Rev Svc Elec & Gas Ser A (MBIA)	6.45%	10/1/2019	AA	1,475	1,475,561
Total					2,778,171

Education 18.50%
Allegheny Cnty Higher Ed Bldg Auth PA Duquesne Univ	5.00%	3/1/2028	A2	1,515	1,385,392
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science A	5.40%	9/1/2016	NR	230	187,526
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	1,000	665,970
Lehigh Cnty PA Gen Purp Auth Rev DeSales Univ Pj (RADIAN)	5.125%	12/15/2023	BBB+	1,000	884,920
New Wilmington PA Muni Auth Rev Westminster College Pj GG4 (RADIAN)	5.125%	5/1/2033	BBB+	1,000	720,590
PA St Higher Edl Facs Auth College & Univ Revs Moravian College Pj (RADIAN)	5.375%	7/1/2031	BBB+	1,000	829,640
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts (RADIAN)	5.625%	3/15/2025	BBB+	1,000	925,260
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts (RADIAN)	5.75%	3/15/2030	BBB+	500	447,140
PA St Higher Edl Facs Auth Rev Assn Indpt Colleges & Univ GG5 Gwynedd Mercy (RADIAN)	5.125%	5/1/2032	A3	1,020	840,623
PA St Higher Edl Facs Auth Rev Drexel Univ Ser A	5.20%	5/1/2032	A+	600	537,486
PA St Higher Edl Facs Auth Rev Edinboro Univ	5.75%	7/1/2028	BBB-	1,000	704,530
PA St Higher Edl Facs Auth Rev Philadelphia Univ	5.00%	6/1/2030	BBB	1,530	976,936
PA St Higher Edl Facs Auth Rev York College PA Pj Ser EE 1 (XCLA)	5.00%	11/1/2033	A	1,000	889,570
PA St Univ Ser A	5.00%	8/15/2029	AA	1,000	993,590
Philadelphia PA Auth Indl Dev Rev Ed Cmnty Fgn Med Grads (MBIA)	5.00%	6/1/2015	AA	250	250,072
Snyder Cnty PA Higher Ed Auth Rev Susquehanna Univ Pj	5.00%	1/1/2029	A2	1,300	1,187,979
St Pub Sch Bldg Auth PA College Rev (AMBAC)	Zero Coupon	7/15/2014	A	295	244,334
St Pub Sch Bldg Auth PA College Rev (AMBAC)	Zero Coupon	7/15/2015	A	295	232,236
St Pub Sch Bldg Auth PA College Rev (AMBAC)	Zero Coupon	7/15/2016	A	295	220,433
St Pub Sch Bldg Auth PA College Rev Delaware Cnty Cmnty College Pj (FSA)	5.00%	10/1/2029	Aa3	675	657,106
St Pub Sch Bldg Auth PA Sch Jefferson Cnty Dubois Tech Sch (FGIC)	5.00%	2/1/2029	AA	1,000	961,970
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB	570	342,844
Total					15,086,147

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation 18.54%
Allentown PA Sch Dist Ser A	5.00%	2/15/2023	A	$1,000	$995,940
Bucks Cnty PA	5.25%	5/1/2023	AA+	1,000	1,063,840
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C (AMBAC)	7.75%	7/1/2027	Aa2	1,000	1,103,580
Gateway PA Sch Dist Allegheny (FSA)	5.00%	7/15/2027	Aa3	4,280	4,239,126
Luzerne Cnty PA Ser B (FSA)	5.00%	12/15/2027	AAA	1,500	1,450,050
Montgomery Cnty PA	5.00%	9/15/2022	Aaa	550	560,076
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	1,690	1,020,388
Philadelphia PA Ser A (FSA)	5.25%	12/15/2027	AAA	2,500	2,368,475
Puerto Rico Comwlth Ser A	5.375%	7/1/2028	BBB-	1,825	1,416,656
Somerset PA Area Sch Dist Ser C (FSA)	4.25%	3/15/2027	Aa3	1,000	898,120
Total					15,116,251

Healthcare 12.18%
Allegheny Cnty PA Hosp Dev Auth Rev OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa2	500	290,140
Allegheny Cnty PA Hosp Dev Auth Rev West PA Hlth Sys Ser A	5.00%	11/15/2028	BB	1,000	505,650
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2018	AA-	1,000	970,540
Allegheny Cnty PA Hosp Dev Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,500	1,201,635
Bucks Cnty PA Indl Dev Auth Rev Lutheran Cmnty Telford Ctr	5.75%	1/1/2037	NR	1,000	578,490
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (ACA)	5.375%	12/1/2018	BBB-	1,000	779,930
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	6.25%	7/1/2026	NR	1,000	729,410
Lehigh Cnty PA Lehigh Vly Hlth Network Ser A (FSA)	5.00%	7/1/2025	AAA	1,000	857,080
Monroe Cnty PA Hosp Auth Rev Hosp Pocono Med Ctr	5.125%	1/1/2037	A-	1,000	688,790
Northampton Cnty PA Gen Purp St. Luke’s Hosp Pj Ser A	5.25%	8/15/2023	BBB+	1,250	880,912
Philadelphia PA Hosps & Higher Ed Facs Auth Hosp Rev Ref Temple Univ Hlth Sys A	5.50%	7/1/2030	BBB	1,000	607,660
Puerto Rico Indl Tourist Ed & Mutuo Oblig Grp Ser A (MBIA)	6.25%	7/1/2024	AA	850	850,017
Southcentral Gen Auth PA Rev Wellspan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3	1,000	994,380
Total					9,934,634

Housing 3.86%
Allegheny Cnty PA Resdl Fin Auth Mtg Rev Sing Fam Mtg Ser VV AMT (GNMA/FNMA)	4.95%	11/1/2037	Aaa	980	698,946
PA Hsg Fin Agy Sing Fam Mtg Ser 93 A AMT	4.85%	10/1/2021	AA+	3,000	2,447,880
Total					3,146,826

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Lease Obligations 2.64%
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR		$685	$619,795
York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	A		1,475	1,534,413
Total						2,154,208

Other Revenue 3.54%
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		1,000	662,650
Philadelphia PA Auth Indl Dev Revs First Philadelphia Charter Sch	5.85%	8/15/2037	BBB-		1,000	655,760
Philadelphia PA Auth Indl Dev Revs Russell Byers Charter Sch A	5.25%	5/1/2037	BBB-		1,000	604,130
Philadelphia PA Auth Indl Dev Revs Ser A	5.50%	9/15/2037	BBB-		1,370	858,675
Washington Cnty PA Auth Rev Cap Fdg Rev Pj & Equip Pg (AMBAC)	6.15%	12/1/2029	A		105	105,312
Total						2,886,527

Pre-Refunded 19.75%
Allegheny Cnty PA Port Auth Spl Rev Transn (MBIA)	6.125%	3/1/2029	AAA		500	508,965
Allegheny Cnty PA Redev Auth Tax Inc Rev Wtrfrnt Pj Ser A	6.30%	12/15/2018	A-	(a)	1,000	1,095,540
Bucks Cnty PA Wtr & Swr Auth Neshaminy Interceptor Swr Sys (AMBAC)	5.50%	6/1/2017	Baa1		465	473,384
PA Conv Ctr Auth Rev Ser A ETM (FGIC)	6.70%	9/1/2016	AAA		855	980,813
PA St Higher Edl Facs Auth Rev Drexel Univ	6.00%	5/1/2029	A+		800	813,104
Philadelphia PA Auth For Indl Dev Lease Rev Ser B (FSA)	5.125%	10/1/2026	AAA		1,000	1,095,620
Philadelphia PA Gas Wks Rev 12th Ser B ETM (MBIA)	7.00%	5/15/2020	Aaa		1,935	2,338,834
Philadelphia PA Sch Dist (FGIC)	5.25%	6/1/2034	Aa3		3,000	3,458,670
Philadelphia PA Sch Dist Ser A (FSA)	5.75%	2/1/2019	AAA		450	486,994
Philadelphia PA Sch Dist Ser A (FSA)	5.75%	2/1/2020	AAA		250	270,553
Philadelphia PA Sch Dist Ser A (FSA)	5.75%	2/1/2021	AAA		500	541,105
Philadelphia PA Sch Dist Ser B (FGIC)	5.625%	8/1/2022	Aa3		1,000	1,129,430
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-		1,000	1,128,480
Quaker Vly PA Sch Dist (FSA)	5.50%	4/1/2025	Aa3		800	930,728
St Pub Sch Bldg Auth PA Rev Del Cnty Cmnty College Pj (MBIA)	5.50%	10/1/2020	AA		800	853,472
Total						16,105,692

Tax Revenue 0.67%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	A+		750	546,585

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST  December 31, 2008

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tobacco 0.30%
Childrens Tr Fd Puerto Rico Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	$405	$245,466

Transportation 7.69%
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser A (FSA)	5.20%	1/1/2027	AAA	1,000	981,670
Delaware River Port Auth PA & NJ Rev (FSA)	6.00%	1/1/2019	AAA	1,000	1,008,440
PA Tpk Commn Oil Franchise Tax Rev Rmk 2003 PA Tpk Ser C (MBIA)	5.00%	12/1/2029	AA	1,000	975,890
PA Tpk Commn Rev Sub Ser B-1	5.625%	6/1/2029	A2	3,310	3,303,810
Total					6,269,810

Utilities 4.97%
Allegheny Cnty PA San Auth Swr Rev (FGIC)	5.00%	12/1/2037	AA	1,000	884,460
Delaware Cnty PA Indl Dev Auth Wtr Facs Aqua PA Inc Pj Ser A AMT (FGIC)	5.00%	11/1/2036	AA-	1,000	792,670
Luzerne Cnty PA Indl Dev Auth PA American Wtr Co Ser A AMT (AMBAC)	5.10%	9/1/2034	A	1,000	792,770
North Huntingdon Twp PA GTD (AMBAC)	5.25%	4/1/2019	A+	760	765,031
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Sr Lien Ser A	6.00%	7/1/2038	BBB-	1,000	812,910
Total					4,047,841

Total Municipal Bonds (cost $88,383,400)					78,318,158

				Shares
				(000)
SHORT-TERM INVESTMENT 2.43%

Money Market Mutual Fund
Dreyfus PA Municipal Money Market Fund (cost $1,978,797)				1,979	1,978,797
Total Investments in Securities 98.48% (cost $90,362,197)					80,296,955
Cash and Other Assets in Excess of Liabilities(d) 1.52%					1,242,680
Net Assets 100.00%					$81,539,635

Open Futures Contracts at December 31, 2008:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2009	23	Short	$(3,175,078)	$(362,523)

See Notes to Schedule of Investments.

4

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
**	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable Rate Security. The interest rate represents the rate at December 31, 2008.
(a)	This investment has been rated by Fitch IBCA.
(b)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2 (e) for details of Municipal Bonds Held in Trust.

(c)	Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.
(d)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on financial futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CIFG Guaranty
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Assurance, Inc.

Notes to Schedules of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on September 11, 1991 and was reorganized as a Delaware statutory trust on July 22, 2002.

The Trust consists of the following five portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Intermediate Tax-Free Fund (“Intermediate”)
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Georgia Series (“Georgia”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Pennsylvania Series (“Pennsylvania”)

Each Fund is non-diversified as defined under the Act, except for Intermediate and Short Duration.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for Intermediate, Short Duration and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Futures Contracts–Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year end. As of December 31 2008, each Fund except Short Duration had open futures contracts.

(d)

When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)

Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At December 31, 2008, the aggregate value of the

Notes to Schedules of Investments (unaudited)(continued)

underlying municipal securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
Intermediate	$3,985,000	1.18% - 1.65%	$7,989,542
Georgia	11,270,000	1.20% - 1.35%	22,431,749
High Yield	55,537,226	1.15% - 1.75%	91,896,040

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset value per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

(f)

Fair Value Measurements-Each Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing each Fund’s investments carried at value:

	Intermediate		Short Duration
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$22,574,212	$(1,307,775)	$130,038	$—
Level 2 - Other Significant Observable Inputs	496,810,933	—	2,662,356	—
Total	$519,385,145	$(1,307,775)	$2,792,394	$—

Notes to Schedules of Investments (unaudited)(concluded)

	Georgia		High Yield
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$(2,364,683)	$5,065,346	$(8,102,694)
Level 2 - Other Significant Observable Inputs	118,173,390	—	743,232,857	—
Total	$118,173,390	$(2,364,683)	$748,298,203	$(8,102,694)

	Pennsylvania
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,978,797	$(362,523)
Level 2 - Other Significant Observable Inputs	78,318,158	—
Total	$80,296,955	$(362,523)

* Other Financial Instruments represent futures contracts.

3.	FEDERAL TAX INFORMATION

As of  December 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Intermediate	$527,973,027	$7,322,457	$(19,895,339)	$(12,572,882)
Short Duration	2,767,785	24,609	—	24,609
Georgia	122,013,306	1,085,290	(16,195,206)	(15,109,916)
High Yield	1,105,288,871	70,914	(412,598,808)	(412,527,894)
Pennsylvania	90,350,782	2,003,722	(12,057,549)	(10,053,827)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of accretion, tender option bond trusts and other temporary adjustments.

Item 2:                                Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2009